Fair Value Measurements and Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Restricted cash	$ 0	$ 1,200,000
FPSO segment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated market participant rate	10.00%
Arendal Spirit UMS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated market participant rate	10.00%